Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net (loss) / income	$ 1,771	$ 398	$ (463)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	812	841	859
Amortization	269	264	275
(Gain) / loss on disposal of property, plant and equipment	(237)	3	(5)
Write-down of inventories	108	87	73
Change in cash surrender value of life insurance contract	(5)	(5)	(4)
Change in fair value of financial instruments	(17)	5	(4)
Dividend income from financial instruments at fair value	(4)	(4)	(1)
Coupons received from financial instruments at amortized cost	(48)	(79)	0
(Gain) / loss from sale of financial instruments at fair value	(6)	1	(16)
Loss from redemption of financial instruments at amortized cost	0	4	0
Interest expense	125	114	116
Changes in assets and liabilities:
Trade receivables	(462)	(230)	166
Other receivables, deposits and prepayments	214	(203)	(586)
Inventories	62	(513)	18
Right-of-use assets	90	(308)	0
Deferred tax asset	(779)	0	0
Accounts payable	(248)	379	(407)
Contract liabilities	305	(5)	17
Accrued charges and deposits	(28)	20	4
Refund liabilities	40	69	0
Payable to affiliated parties	1	24	(23)
Income tax liabilities	165	0	0
Lease liabilities	(90)	308	0
Long-term deposit received	54	(45)	(46)
Long-term loan	(26)	33	42
Net cash provided by operating activities	1,984	1,158	15
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	909	32	5
Acquisition of property, plant and equipment	(700)	(260)	(578)
Acquisition of financial instruments at fair value	(613)	(68)	(226)
Acquisition of financial instruments at amortized cost	0	(1,007)	0
Coupons received from financial instruments at amortized cost	48	59	0
Proceeds from sale of financial instruments at fair value	188	110	223
Proceeds from redemption of financial instruments at amortized cost	0	500	0
Dividends received from financial instruments at fair value	4	4	1
Net cash used in investing activities	(164)	(630)	(575)
Cash flows from financing activities
Finance lease payments	(5)	(28)	(28)
Advance from notes payable	52	14	237
Repayment of notes payable	(27)	(14)	(336)
Advance from bank loans	0	1,769	641
Repayment of bank loans	(970)	(278)	(196)
Payment to affiliated party	0	0	(67)
Stock repurchase	(190)	(119)	(364)
Proceeds from options exercised	0	323	0
Net cash (used in) / generated from financing activities	(1,140)	1,667	(113)
Net increase / (decrease) in cash and cash equivalents	680	2,195	(673)
Effect of exchange rate changes on cash and cash equivalents	269	(611)	(551)
Cash and cash equivalents, beginning of year	9,111	7,527	8,751
Cash and cash equivalents, end of year	10,060	9,111	7,527
Cash paid during the year for:
Interest	33	64	23
Income tax	$ 0	$ 0	$ 0